                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10341

                     UBS Tamarack International Fund, L.L.C.
               (Exact name of registrant as specified in charter)

                         299 Park Avenue, 29th floor
                               New York, NY 10171
               (Address of principal executive offices) (Zip code)

                              James M. Hnilo, Esq.
                UBS Alternative and Quantitative Investments LLC
                       One North Wacker Drive, 32nd Floor
                             Chicago, Illinois 60606
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 525-5000

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

  SHARES                                                                                    FAIR VALUE
----------                                                                                 ------------
             INVESTMENTS IN SECURITIES (157.67%)
             COMMON STOCK (156.66%)
             AIRLINES (5.15%)
   617,082   EasyJet PLC - (United Kingdom) *,(a),(b)                                      $  3,596,890
 1,161,603   Tiger Airways Holdings Ltd. - (Singapore) *,(a)                                  1,783,889
                                                                                           ------------
                                                                                              5,380,779
                                                                                           ------------
             AUTO - CARS/LIGHT TRUCKS (1.99%)
   134,710   Fiat SpA - (Italy) (a)                                                           2,081,826
                                                                                           ------------
             AUTOMOBILES - MEDIUM & HEAVY DUTY TRUCKS (3.51%)
   165,732   Scania AB-B SHARES - (Sweden) (a),(b)                                            3,664,021
                                                                                           ------------
             AUTOMOTIVE/TRUCK PARTS & EQUIPMENT (3.65%)
    16,908   Hyundai Mobis - (South Korea) (a)                                                3,810,877
                                                                                           ------------
             BREWERY (4.78%)
    84,613   Anheuser-Busch InBev NV - (Belgium) (a),(b)                                      4,984,437
                                                                                           ------------
             BUILDING - MOBILE HOME / MANUFACTURED HOUSE (2.49%)
   426,998   Abbey PLC - (Ireland) (b)                                                        2,594,084
                                                                                           ------------
             CHEMICALS - SPECIALTY (4.63%)
     4,702   Givaudan SA - (Switzerland) (a),(b)                                              4,832,191
                                                                                           ------------
             COMMERCIAL BANKS - NON US (7.71%)
 3,306,313   Bank Rakyat Indonesia - (Indonesia) (a)                                          3,703,071
    87,232   ICICI Bank Ltd. - (India) (a),(b),(c)                                            4,348,515
                                                                                           ------------
                                                                                              8,051,586
                                                                                           ------------
             COMMERCIAL SERVICES (4.65%)
 1,156,808   CPP Group PLC - (United Kingdom) (a),(b)                                         4,858,011
                                                                                           ------------
             COMPUTERS (3.84%)
   176,455   HTC Corporation - (Taiwan) *,(a)                                                 4,004,537
                                                                                           ------------
             CONTAINERS - METAL/GLASS (3.18%)
    82,852   Gerresheimer AG - (Germany) (a),(b)                                              3,319,780
                                                                                           ------------
             COSMETICS & TOILETRIES (9.46%)
 1,798,749   L'Occitane International SA - (Luxembourg) *,(a)                                 5,004,769
    43,245   L'Oreal SA - (France) (a),(b)                                                    4,869,482
                                                                                           ------------
                                                                                              9,874,251
                                                                                           ------------
             DISTRIBUTION/WHOLESALE (2.69%)
    93,833   Jardine Cycle & Carriage Limited - (Singapore) (a)                               2,803,541
                                                                                           ------------
             DIVERSIFIED MANUFACTURING OPERATIONS (9.15%)
 1,077,103   Invensys PLC - (United Kingdom) (a),(b)                                          5,066,424
 1,301,440   Morgan Crucible Co. - (United Kingdom) (a),(b)                                   4,481,007
                                                                                           ------------
                                                                                              9,547,431
                                                                                           ------------
             DIVERSIFIED MINERALS (4.46%)
 1,667,390   Centamin Egypt, Ltd. - (Australia) *,(a),(b)                                     4,650,616
                                                                                           ------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

  SHARES                                                                                    FAIR VALUE
----------                                                                                 ------------
             COMMON STOCK (CONTINUED)
             E-COMMERCE/PRODUCTS (7.17%)
   731,702   Yoox SpA - (Italy) *,(a),(b)                                                  $  7,481,940
                                                                                           ------------
             ELECTRIC - INTEGRATED (0.60%)
   401,796   First Philippine Holdings - (Philippines) (a)                                      630,829
                                                                                           ------------
             ELECTRONIC COMPONENTS - SEMICONDUCTORS (1.82%)
    64,009   Aixtron AG - (Germany) (a)                                                       1,905,003
                                                                                           ------------
             ENGINEERING/R&D SERVICES (2.39%)
   112,489   Tognum AG - (Germany) (a),(b)                                                    2,494,755
                                                                                           ------------
             EXTENDED SERVICE CONTRACTS (4.80%)
   723,244   Homeserve PLC - (United Kingdom) (a),(b)                                         5,008,916
                                                                                           ------------
             FINANCE - OTHER SERVICES (3.02%)
   402,932   IG Group Holdings PLC - (United Kingdom) (a),(b)                                 3,156,915
                                                                                           ------------
             FOOD - MISCELLANEOUS/DIVERSIFIED (3.17%)
   490,937   Indofood CBP Sukses Makmur TBK PT - (Indonesia) (a)                                296,644
   110,614   Tiger Brands Ltd. - (South Africa) (a)                                           3,007,109
                                                                                           ------------
                                                                                              3,303,753
                                                                                           ------------
             GOLD MINING (2.30%)
    23,952   Randgold Resources Ltd. - (South Africa) (a),(b)                                 2,404,259
                                                                                           ------------
             HOME FURNISHINGS (1.60%)
   227,475   Nobia AB - (Sweden) *,(a),(b)                                                    1,666,208
                                                                                           ------------
             HOTELS & MOTELS (3.06%)
 1,845,499   Wynn Macau Ltd. - (Cayman Islands) *,(a)                                         3,190,260
                                                                                           ------------
             INSTRUMENTS - CONTROLS (4.47%)
   172,270   Rotork PLC - (United Kingdom) (a),(b)                                            4,669,153
                                                                                           ------------
             INTERNET APPLICATIONS SOFTWARE (1.23%)
    58,900   Tencent Holdings Limited - (Cayman Islands) (a)                                  1,286,770
                                                                                           ------------
             INVESTMENT MANAGEMENT/ADVISORY SERVICES (2.39%)
    14,948   Partners Group - (Switzerland) (a),(b)                                           2,490,951
                                                                                           ------------
             MACHINERY - GENERAL INDUSTRY (3.91%)
    37,355   Man AG - (Germany) (a),(b)                                                       4,077,742
                                                                                           ------------
             OIL COMPANIES - EXPLORATION & PRODUCTION (3.67%)
   105,506   Baytex Energy Trust - (Canada) (a),(b)                                           3,833,033
                                                                                           ------------
             PRINTING - COMMERCIAL (2.66%)
   267,139   De La Rue PLC - (United Kingdom) (a),(b)                                         2,780,418
                                                                                           ------------
             PROPERTY/CASUALTY INSURANCE (2.88%)
 2,226,000   PICC Property & Casualty Co. Ltd. - (China) *,(a)                                3,010,746
                                                                                           ------------
             PUBLISHING - PERIODICALS (3.58%)
    28,198   Axel Springer AG - (Germany) (a),(b)                                             3,732,580
                                                                                           ------------
             REAL ESTATE MANAGEMENT/SERVICE (3.57%)
   446,650   BR Malls Participacoes - (Brazil) *,(a)                                          3,727,795
                                                                                           ------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

  SHARES                                                                                    FAIR VALUE
----------                                                                                 ------------
             COMMON STOCK (CONTINUED)
             RENTAL AUTO/EQUIPMENT (2.85%)
   299,402   Mills Estructuras E Servicos De Engenharia SA - (Brazil) *,(a)                $  2,970,692
                                                                                           ------------
             RETAIL - APPAREL/SHOE (4.83%)
   139,035   Hennes & Mauritz AB - (Sweden) (a),(b)                                           5,042,438
                                                                                           ------------
             RETAIL - AUTOMOBILE (2.39%)
   393,180   Pt Astra International Tbk - (Indonesia) (a)                                     2,496,850
                                                                                           ------------
             RETAIL - MISCELLANEOUS/DIVERSIFIED (0.30%)
     3,694   LG Home Shopping, Inc. - (South Korea) (a)                                         308,414
                                                                                           ------------
             RUBBER - TIRES (3.23%)
   413,910   Pirelli & C. SpA - (Italy) (a),(b)                                               3,373,482
                                                                                           ------------
             TELEPHONE - INTEGRATED (4.74%)
   199,698   Telefonica SA - (Czech Republic) (a)                                             4,952,304
                                                                                           ------------
             TRANSPORTATION - MARINE (2.92%)
       364   A P Moller - Maersk A/S - (Denmark) (a),(b)                                      3,047,396
                                                                                           ------------
             WIRE & CABLE PRODUCTS (5.77%)
    22,787   Bekaert SA - (Belgium) (a),(b)                                                   6,021,137
                                                                                           ------------
             TOTAL COMMON STOCK (Cost $138,521,579)                                         163,522,707
                                                                                           ------------
             RIGHTS (1.01%)
             DIVERSIFIED BANKING INSTITUTION (1.01%)
   217,776   Deutsche Bank AG - (Germany) *,(a)                                               1,055,447
                                                                                           ------------
             TOTAL RIGHTS (Cost $1,003,218)                                                   1,055,447
                                                                                           ------------
             TOTAL INVESTMENTS IN SECURITIES (Cost $139,524,797)                            164,578,154
                                                                                           ------------
             SECURITIES SOLD, NOT YET PURCHASED ((74.82)%)
             COMMON STOCK SOLD, NOT YET PURCHASED ((4.14)%)
             APPLICATIONS SOFTWARE ((1.56)%)
  (233,906)  TomTom - (Netherlands) *,(a)                                                    (1,626,986)
                                                                                           ------------
             CONSULTING SERVICES ((1.28)%)
  (102,843)  RPS Group PLC - (United Kingdom) (a)                                              (303,051)
   (88,898)  WS ATKINS PLC - (United Kingdom) (a)                                            (1,031,026)
                                                                                           ------------
                                                                                             (1,334,077)
                                                                                           ------------
             FOOD - RETAIL ((0.26)%)
  (132,744)  Ocado Group PLC - (United Kingdom) *,(a)                                          (274,232)
                                                                                           ------------
             PHOTO EQUIPMENT & SUPPLIES ((1.04)%)
  (147,307)  AGFA-Gevaert NV - (Belgium) (a)                                                 (1,087,975)
                                                                                           ------------
             TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds of Sales $(4,298,098))     (4,323,270)
                                                                                           ------------
             EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED ((70.68)%)
             INTERNATIONAL EQUITY ((70.68)%)
(1,343,383)  iShares MSCI EAFE Index Fund                                                   (73,778,594)
                                                                                           ------------

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

             EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED (CONTINUED)
             TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED (Proceeds of Sales
                $(71,032,116))                                                             $(73,778,594)
                                                                                           ------------
             TOTAL SECURITIES SOLD, NOT YET PURCHASED (Proceeds of Sales $(75,330,214))     (78,101,864)
                                                                                           ------------
             DERIVATIVE CONTRACTS ((1.77)%)
             CURRENCY FORWARDS ((1.77)%)
             Unrealized appreciation on forward contracts                                     1,422,324
             Unrealized depreciation on forward contracts                                    (3,268,114)
                                                                                           ------------
             TOTAL CURRENCY FORWARDS --                                                      (1,845,790)
                                                                                           ------------
             TOTAL DERIVATIVE CONTRACTS --                                                   (1,845,790)
                                                                                           ------------
TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD, NOT YET PURCHASED AND DERIVATIVE
   CONTRACTS -- 81.08%                                                                       84,630,500
                                                                                           ------------
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 18.92%                                        19,747,134
                                                                                           ------------
TOTAL MEMBERS' CAPITAL -- 100.00%                                                          $104,377,634
                                                                                           ============

Percentages shown represent a percentage of members' capital as of September 30, 2010.

*    Non-income producing security.

(a)  Foreign.

(b) Partially or wholly held ($116,820,977 total fair value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.

(c)  American Depository Receipt.

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

DERIVATIVE CONTRACTS

FOREIGN CURRENCY FORWARDS

UBS TAMARACK INTERNATIONAL FUND, L.L.C. HAD THE FOLLOWING OPEN FOREIGN CURRENCY FORWARDS WITH MORGAN STANLEY & CO. INCORPORATED AS OF SEPTEMBER 30, 2010:

                                               VALUE ON TRADE                    UNREALIZED
UNREALIZED APPRECIATION ON FORWARD CONTRACTS        DATE        CURRENT VALUE   APPRECIATION
--------------------------------------------   --------------   -------------   ------------
British Pounds
Purchase Contracts expiring 11/22/2010         $   5,797,223    $  5,873,227    $    76,004
Danish Krone
Purchase Contracts expiring 11/22/2010             1,345,373       1,447,373        102,000
Euros
Purchase Contracts expiring 11/22/2010            21,476,511      22,533,357      1,056,846
Swedish Krona
Purchase Contracts expiring 11/22/2010               357,567         388,582         31,015
Swiss Francs
Purchase Contracts expiring 11/22/2010             4,470,725       4,627,184        156,459
                                                                                -----------
                                                                                $ 1,422,324
                                                                                ===========

UNREALIZED DEPRECIATION                        VALUE ON TRADE                    UNREALIZED
ON FORWARD CONTRACTS                                DATE        CURRENT VALUE   DEPRECIATION
--------------------------------------------   --------------   -------------   ------------
British Pounds
Purchase Contracts expiring 11/22/2010             1,798,837       1,793,484         (5,353)
British Pounds
Sale Contracts expiring 11/22/2010               (23,006,628)    (23,217,005)      (210,377)
Danish Krone
Sale Contracts expiring 11/22/2010                (2,615,638)     (2,713,970)       (98,332)
Euros
Sale Contracts expiring 11/22/2010               (34,552,771)    (36,697,071)    (2,144,300)
Swedish Krona
Purchase Contracts expiring 11/22/2010               302,042         301,877           (165)
Swedish Krona
Sale Contracts expiring 11/22/2010                (4,434,510)     (4,812,728)      (378,218)
Swiss Francs
Sale Contracts expiring 11/22/2010                (7,131,578)     (7,562,947)      (431,369)
                                                                                -----------
                                                                                $(3,268,114)
                                                                                -----------
Total net unrealized depreciation on foreign
   currency forwards                                                            $(1,845,790)
                                                                                ===========

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

The following is a summary of the inputs used in valuing the Fund's investments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ASSETS TABLE

                                                     TOTAL FAIR
                                                      VALUE AT
                                                    SEPTEMBER 30,
DESCRIPTION                                             2010           LEVEL 1     LEVEL 2   LEVEL 3
-----------                                         -------------   ------------   -------   -------
Investments in Securities
   Common Stock
      Airlines                                       $  5,380,779   $  5,380,779     $--       $--
      Auto - Cars/Light Trucks                          2,081,826      2,081,826      --        --
      Automobiles - Medium & Heavy Duty Trucks          3,664,021      3,664,021      --        --
      Automotive/Truck Parts & Equipment                3,810,877      3,810,877      --        --
      Brewery                                           4,984,437      4,984,437      --        --
      Building - Mobile Home / Manufactured House       2,594,084      2,594,084      --        --
      Chemicals - Specialty                             4,832,191      4,832,191      --        --
      Commercial Banks - Non US                         8,051,586      8,051,586      --        --
      Commercial Services                               4,858,011      4,858,011      --        --
      Computers                                         4,004,537      4,004,537      --        --
      Containers - Metal/Glass                          3,319,780      3,319,780      --        --
      Cosmetics & Toiletries                            9,874,251      9,874,251      --        --
      Distribution/Wholesale                            2,803,541      2,803,541      --        --
      Diversified Manufacturing Operations              9,547,431      9,547,431      --        --
      Diversified Minerals                              4,650,616      4,650,616      --        --
      E-Commerce/Products                               7,481,940      7,481,940      --        --
      Electric - Integrated                               630,829        630,829      --        --
      Electronic Components - Semiconductors            1,905,003      1,905,003      --        --
      Engineering/R&D Services                          2,494,755      2,494,755      --        --
      Extended Service Contracts                        5,008,916      5,008,916      --        --
      Finance - Other Services                          3,156,915      3,156,915      --        --
      Food - Miscellaneous/Diversified                  3,303,753      3,303,753      --        --
      Gold Mining                                       2,404,259      2,404,259      --        --
      Home Furnishings                                  1,666,208      1,666,208      --        --
      Hotels & Motels                                   3,190,260      3,190,260      --        --
      Instruments - Controls                            4,669,153      4,669,153      --        --
      Internet Applications Software                    1,286,770      1,286,770      --        --
      Investment Management/Advisory Services           2,490,951      2,490,951      --        --
      Machinery - General Industry                      4,077,742      4,077,742      --        --
      Oil Companies - Exploration & Production          3,833,033      3,833,033      --        --
      Printing - Commercial                             2,780,418      2,780,418      --        --
      Property/Casualty Insurance                       3,010,746      3,010,746      --        --
      Publishing - Periodicals                          3,732,580      3,732,580      --        --
      Real Estate Management/Service                    3,727,795      3,727,795      --        --
      Rental Auto/Equipment                             2,970,692      2,970,692      --        --
      Retail - Apparel/Shoe                             5,042,438      5,042,438      --        --
      Retail - Automobile                               2,496,850      2,496,850      --        --
      Retail - Miscellaneous/Diversified                  308,414        308,414      --        --
      Rubber - Tires                                    3,373,482      3,373,482      --        --
      Telephone - Integrated                            4,952,304      4,952,304      --        --
      Transportation - Marine                           3,047,396      3,047,396      --        --
      Wire & Cable Products                             6,021,137      6,021,137      --        --
                                                     ------------   ------------     ---       ---
   TOTAL COMMON STOCK                                 163,522,707    163,522,707      --        --
                                                     ------------   ------------     ---       ---

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

                                                     TOTAL FAIR
                                                      VALUE AT
                                                   SEPTEMBER 30,
DESCRIPTION                                             2010          LEVEL 1         LEVEL 2     LEVEL 3
-----------                                        -------------   -------------   ------------   -------
Investments in Securities (continued)
   Rights
       Diversified Banking Institution             $  1,055,447    $  1,055,447    $        --      $--
                                                   ------------    ------------    -----------      ---
   TOTAL RIGHTS                                       1,055,447       1,055,447             --       --
                                                   ------------    ------------    -----------      ---
TOTAL INVESTMENTS IN SECURITIES                    $164,578,154    $164,578,154    $        --      $--
                                                   ------------    ------------    -----------      ---
Derivative Contracts
   Currency Forwards                                  1,422,324              --      1,422,324       --
                                                   ------------    ------------    -----------      ---
TOTAL DERIVATIVE CONTRACTS                         $  1,422,324    $         --    $ 1,422,324      $--
                                                   ------------    ------------    -----------      ---
TOTAL ASSETS                                       $166,000,478    $164,578,154    $ 1,422,324      $--
                                                   ------------    ------------    -----------      ---

LIABILITIES TABLE

                                                    TOTAL FAIR
                                                     VALUE AT
                                                   SEPTEMBER 30,
DESCRIPTION                                            2010           LEVEL 1         LEVEL 2     LEVEL 3
-----------                                        -------------   -------------   ------------   -------
Securities Sold, Not Yet Purchased
   Common Stock Sold, Not Yet Purchased
      Applications Software                        $ (1,626,986)   $ (1,626,986)   $        --      $--
      Consulting Services                            (1,334,077)     (1,334,077)            --       --
      Food - Retail                                    (274,232)       (274,232)            --       --
      Photo Equipment & Supplies                     (1,087,975)     (1,087,975)            --       --
                                                   ------------    ------------    -----------      ---
   TOTAL COMMON STOCK SOLD, NOT YET PURCHASED        (4,323,270)     (4,323,270)            --       --
                                                   ------------    ------------    -----------      ---
   Exchange Traded Funds Sold, Not Yet Purchased
      International Equity                          (73,778,594)    (73,778,594)            --       --
                                                   ------------    ------------    -----------      ---
   TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET
      PURCHASED                                     (73,778,594)    (73,778,594)            --       --
                                                   ------------    ------------    -----------      ---
TOTAL SECURITIES SOLD, NOT YET PURCHASED           $(78,101,864)   $(78,101,864)   $        --      $--
                                                   ------------    ------------    -----------      ---
Derivative Contracts
   Currency Forwards                                 (3,268,114)             --     (3,268,114)      --
                                                   ------------    ------------    -----------      ---
TOTAL DERIVATIVE CONTRACTS                         $ (3,268,114)   $         --    $(3,268,114)     $--
                                                   ------------    ------------    -----------      ---
TOTAL LIABILITIES                                  $(81,369,978)   $(78,101,864)   $(3,268,114)     $--
                                                   ------------    ------------    -----------      ---

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

                                                                 September 30, 2010
Investments in Securities - By Country                   Percentage of Members' Capital (%)
--------------------------------------                   ----------------------------------
United Kingdom                                                         30.65%
Germany                                                                15.89%
Italy                                                                  12.39%
Sweden                                                                  9.94%
Belgium                                                                 9.51%
Switzerland                                                             7.02%
Brazil                                                                  6.42%
Indonesia                                                               6.23%
South Africa                                                            5.18%
Luxembourg                                                              4.79%
Czech Republic                                                          4.74%
France                                                                  4.67%
Australia                                                               4.46%
Singapore                                                               4.40%
Cayman Islands                                                          4.29%
India                                                                   4.16%
South Korea                                                             3.95%
Taiwan                                                                  3.84%
Canada                                                                  3.67%
Denmark                                                                 2.92%
China                                                                   2.88%
Ireland                                                                 2.49%
Philippines                                                             0.60%
Netherlands                                                            (1.56%)
United States                                                         (70.68%)

                                                                 September 30, 2010
Investments in Foreign Currency Forwards - By Currency   Percentage of Members' Capital (%)
------------------------------------------------------   ----------------------------------
Danish Krone                                                           (0.00%)
British Pounds                                                         (0.14%)
Swiss Francs                                                           (0.26%)
Swedish Krona                                                          (0.33%)
Euros                                                                  (1.04%)

                                         UBS TAMARACK INTERNATIONAL FUND, L.L.C.
                                   SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)
                                                                     (UNAUDITED)

                                                              SEPTEMBER 30, 2010

PORTFOLIO VALUATION

The Fund values its investments at fair value, in accordance with U.S. generally accepted accounting principles ("GAAP"), which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

LEVEL 1--quoted prices in active markets for identical securities.

LEVEL 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

LEVEL 3--significant unobservable inputs (including the Fund's own assumptions.)

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no such transfers for the period ended September 30, 2010. Please refer to the June 30, 2010 financial statements for full disclosure on the Fund's portfolio valuation methodology.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) UBS Tamarack International Fund, L.L.C.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date November 15, 2010
     ----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ William Ferri
                          ----------------------------------------------
                          William Ferri, Principal Executive Officer

Date November 15, 2010
     ----------------------------


By (Signature and Title)* /s/ Robert Aufenanger
                          ----------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date November 15, 2010
     ----------------------------

* Print the name and title of each signing officer under his or her signature.